Sale Of Vision Bank Business - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 16, 2012	Feb. 19, 2012
Purchase price				$ 27,900,000
Gain on sale of the Vision business	0	0	22,167,000
Vision Bank | Obligation to repurchase receivables sold
Maximum amount allowed to put back				7,500,000
Put expiration period	180 days
Number of loans included in payments	44
Purchase price of loans	7,500,000
Amount of loans put back during the period	4,200,000
Amount of other expenses recognized due to provision for put backs	3,300,000
Non Performing Retained By Sellc [Member]
Loans left with Vision subsequent to transactions					88,000,000
Performing Retained By Sellc [Member]
Loans left with Vision subsequent to transactions					$ 22,000,000